11 Greenway Plaza, Suite 1000
Houston, TX 77046
invesco.com
September 25, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	AIM Investment Securities Funds (Invesco Investment Securities Funds)
CIK 0000842790

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco High Yield Bond Factor Fund and Invesco Intermediate Bond Factor Fund as filed pursuant to Rule 497(e) under the 1933 Act on September 18, 2020 (Accession Number: 0001193125-20-249093).
Please direct any comments or questions to the undersigned, or contact me at 713-214-1576 or at tabitha.washington@invesco.com.
Very truly yours,
/s/ Tabitha Washington
Tabitha Washington
Paralegal III